SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.

Portfolio of Investments (as of March 31, 2022) (unaudited)

Common Stocks (89.8% of Total Investments)			LEVEL ONE

Industry	Shares	Cost	Market Value	% Total Inv.
Advertising
Alphabet, Inc. A*	500	$583,844	$1,031,260
MediaAlpha, Inc. *	20,000	699,378	708,600
			$1,739,860	4.20%
Bank
Wells Fargo & Co.	10,000	403,661	$390,700
			$390,700	0.90%
Brokerage
Charles Schwab	20,000	674,572	1,303,600
			$1,303,600	3.10%
Credit Card
Colgate-Palmolive Company	21,000	626,458	1,655,430
Kimberly-Clark Corp.	3,500	352,236	486,675
Procter & Gamble Company	2,000	145,879	270,860
			$2,412,965	5.80%
Consumer
Mastercard Inc	1,000	219,636	356,050
Visa Inc.	1,500	225,957	317,595
			$673,645	1.60%
Data Processing
Automatic Data Processing, Inc.	6,000	169,333	1,130,820
Paychex, Inc.	13,000	316,616	1,274,260
			$2,405,080	5.70%
Drug/Medical Device
Johnson & Johnson	4,000	45,500	657,400
Stryker Corp.	4,500	19,055	1,096,110
			$1,753,510	4.20%
Food
Kraft Heinz Company	29,000	772,000	1,160,000
PepsiCo, Inc.	10,000	168,296	1,414,500
			$2,574,500	6.10%
Industrial
Illinois Tool Works Inc.	7,000	295,051	1,550,640
Waters Corp.*	6,000	302,341	1,705,020
			$3,255,660	7.80%
Insurance
Berkshire Hathaway Inc. B*	32,000	5,477,937	8,175,040
Markel Corp.*	1,300	831,360	1,481,506
White Mountains Insurance Group, Ltd.	2,100	1,785,903	2,341,290
			$11,997,836	28.60%
Mutual Fund Managers
Diamond Hill Investment Group	13,711	2,097,120	2,139,053
Franklin Resources, Inc.	69,500	1,908,256	2,057,200
T. Rowe Price Group Inc.	7,000	487,146	1,201,200
			$5,397,453	12.90%
Restaurant
Starbucks Corp.	18,000	940,052	1,966,860
			$1,966,860	4.70%
Retail
AutoZone Inc.*	600	319,026	842,580
eBay Inc.	3,000	68,886	183,720
O'Reilly Automotive Inc.*	1,500	305,534	760,875
			$1,787,175	4.30%

Total common stock investments			$37,658,844	89.80%

	Market Value	% of Total Investments
Money Market Funds (10.2% of total investments)	LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 0.01%	4,262,897	10.20%

Total investments	$41,921,741
All other assets less liabilities	22,041
Total net assets	$41,943,782

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax costs of portfolio investments, excluding money market investments, as of March 31, 2021:

Gross unrealized appreciation:	$17,626,404
Gross unrealized depreciation:	$208,793
Net unrealized appreciation:	$17,417,611

Federal income tax basis:	$20,241,233